VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.3%
Communication Services—0.3%
DISH Network Corp. 3.375%, 8/15/26	$ 585	$ 402
Total Convertible Bonds and Notes (Identified Cost $561)		402

Corporate Bonds and Notes—89.6%
Communication Services—8.2%
CMG Media Corp. 144A 8.875%, 12/15/27(1)	850	649
Altice France S.A. 144A 8.125%, 2/1/27(1)	850	760
ANGI Group LLC 144A 3.875%, 8/15/28(1)(2)	635	448
Cable One, Inc. 144A 4.000%, 11/15/30(1)	1,225	954
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	1,430	1,291
144A 4.750%, 3/1/30(1)	100	81
CSC Holdings LLC 144A 6.500%, 2/1/29(1)	1,305	1,152
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	751	647
DISH DBS Corp. 7.375%, 7/1/28	505	340
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	775	739
144A 3.750%, 1/15/28(1)	913	774
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	735	642
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	950	808
Uniti Group LP
144A 4.750%, 4/15/28(1)	580	458
144A 6.500%, 2/15/29(1)	605	405
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	875	707
ZoomInfo Technologies LLC 144A 3.875%, 2/1/29(1)	880	718
		11,573

Consumer Discretionary—16.9%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	738	664
Allison Transmission, Inc. 144A 5.875%, 6/1/29(1)	200	181
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	495	355
Bath & Body Works, Inc.
6.950%, 3/1/33	480	386
6.750%, 7/1/36	560	461
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	695	579
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,330	1,303
Crocs, Inc. 144A 4.250%, 3/15/29(1)	815	648
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	509	426
	Par Value	Value

Consumer Discretionary—continued
144A 5.625%, 1/1/30(1)	$ 561	$ 480
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	1,060	821
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,515	1,356
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	513	380
Liberty Interactive LLC 8.250%, 2/1/30	1,335	841
Macy’s Retail Holdings LLC 5.125%, 1/15/42	425	262
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	640	534
MercadoLibre, Inc. 3.125%, 1/14/31	760	543
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	565	449
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	880	618
144A 7.875%, 5/1/29(1)	730	421
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	1,065	887
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	1,635	1,318
Patrick Industries, Inc.
144A 7.500%, 10/15/27(1)	510	464
144A 4.750%, 5/1/29(1)	680	507
Penn Entertainment, Inc. 144A 4.125%, 7/1/29(1)	525	402
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	927	872
QVC, Inc. 5.450%, 8/15/34	2,110	1,300
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)	835	651
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	395	257
144A 5.500%, 8/31/26(1)	501	383
144A 5.375%, 7/15/27(1)	175	129
Shea Homes LP 144A 4.750%, 2/15/28(1)	800	651
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	825	400
Station Casinos LLC 144A 4.500%, 2/15/28(1)	2,360	1,937
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	515	387
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	800	749
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	935	761
		23,763

Consumer Staples—3.0%
JBS USA LUX S.A. 144A 4.375%, 2/2/52(1)	500	335
Pilgrim’s Pride Corp. 144A 5.875%, 9/30/27(1)	765	744
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	850	695
See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	$ 425	$ 325
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	1,170	1,015
Vector Group Ltd.
144A 10.500%, 11/1/26(1)	415	385
144A 5.750%, 2/1/29(1)	942	769
		4,268

Energy—18.0%
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	755	728
144A 8.250%, 12/31/28(1)	1,255	1,206
California Resources Corp. 144A 7.125%, 2/1/26(1)	700	658
Callon Petroleum Co.
6.375%, 7/1/26(2)	555	500
144A 8.000%, 8/1/28(1)	355	327
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	715	685
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	1,030	936
Comstock Resources, Inc. 144A 5.875%, 1/15/30(1)	917	799
Energy Transfer LP
5.000%, 5/15/50	160	125
Series B 6.625%(3)	495	361
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	995	880
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,267	1,171
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,455	1,343
Laredo Petroleum, Inc. 144A 7.750%, 7/31/29(1)(2)	430	396
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	1,720	1,648
Nabors Industries, Inc.
5.750%, 2/1/25	230	208
144A 9.000%, 2/1/25(1)	1,031	1,026
144A 7.375%, 5/15/27(1)	420	388
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	2,105	1,994
144A 6.500%, 9/30/26(1)	785	725
Occidental Petroleum Corp.
6.375%, 9/1/28	390	388
7.500%, 5/1/31	148	155
6.450%, 9/15/36	748	748
6.600%, 3/15/46	320	330
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	1,430	1,181
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	340	300
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,050	901
144A 7.500%, 7/15/38(1)	665	565
SM Energy Co.
6.625%, 1/15/27	390	374
6.500%, 7/15/28	581	552
	Par Value	Value

Energy—continued
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	$ 825	$ 811
Talos Production, Inc. 12.000%, 1/15/26	398	415
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	385	373
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	635	596
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,029	896
Western Midstream Operating LP 4.650%, 7/1/26	700	655
		25,344

Financials—17.8%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	750	578
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	360	282
AssuredPartners, Inc. 144A 7.000%, 8/15/25(1)	670	619
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	555	472
CCO Holdings LLC
4.500%, 5/1/32	840	641
144A 5.000%, 2/1/28(1)	615	530
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	770	672
Charter Communications Operating LLC 6.484%, 10/23/45	583	513
Cimpress plc 144A 7.000%, 6/15/26(1)	1,782	1,212
Domtar Corp. 144A 6.750%, 10/1/28(1)	463	356
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	685	655
Freedom Mortgage Corp. 144A 7.625%, 5/1/26(1)	895	668
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	421	320
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	929	758
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	660	533
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	440	324
Macy’s Retail Holdings LLC
144A 5.875%, 4/1/29(1)	616	494
144A 6.125%, 3/15/32(1)	661	506
MGIC Investment Corp. 5.250%, 8/15/28	430	384
Midcap Financial Issuer Trust
144A 6.500%, 5/1/28(1)	560	479
144A 5.625%, 1/15/30(1)	555	425
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	305	252
MSCI, Inc. 144A 4.000%, 11/15/29(1)	617	533
Nationstar Mortgage Holdings, Inc. 144A 6.000%, 1/15/27(1)	1,525	1,302

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Park River Holdings, Inc. 144A 6.750%, 8/1/29(1)	$ 575	$ 383
Penn Virginia Holdings LLC 144A 9.250%, 8/15/26(1)	555	522
PennyMac Financial Services, Inc. 144A 5.750%, 9/15/31(1)	910	651
Radian Group, Inc.
4.500%, 10/1/24	335	317
6.625%, 3/15/25	770	750
Rithm Capital Corp. 144A 6.250%, 10/15/25(1)	1,510	1,279
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	1,440	1,181
144A 3.625%, 3/1/29(1)	480	369
144A 3.875%, 3/1/31(1)	505	366
144A 4.000%, 10/15/33(1)	145	100
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	485	455
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	419	392
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,085	946
144A 5.500%, 4/15/29(1)	1,690	1,284
Victors Merger Corp. 144A 6.375%, 5/15/29(1)	540	323
Viking Cruises Ltd. 144A 6.250%, 5/15/25(1)	755	654
Vistra Operations Co. LLC
144A 4.875%, 5/13/24(1)	50	49
144A 5.125%, 5/13/25(1)	1,259	1,219
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	530	409
		25,157

Health Care—5.2%
Centene Corp. 4.250%, 12/15/27	745	681
DaVita, Inc. 144A 4.625%, 6/1/30(1)	1,960	1,517
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	830	552
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	900	812
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	870	762
144A 4.375%, 1/15/30(1)	895	747
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25	1,285	1,249
4.750%, 5/9/27	555	469
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	710	596
		7,385

Industrials—10.3%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	610	637
144A 5.500%, 4/20/26(1)	1,080	1,014
144A 5.750%, 4/20/29(1)	355	310
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(4)	315	214
	Par Value	Value

Industrials—continued
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	$ 445	$ 349
Boeing Co. (The) 5.805%, 5/1/50	150	130
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	595	537
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	1,320	1,013
144A 6.375%, 6/15/32(1)	364	323
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	775	589
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	737	538
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	790	642
Icahn Enterprises LP 5.250%, 5/15/27	745	652
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	715	625
144A 7.000%, 10/15/28(1)	515	441
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	495	336
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	565	514
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	1,164	1,139
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	425	359
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	590	525
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	465	356
Terex Corp. 144A 5.000%, 5/15/29(1)	585	502
TMS International Corp. 144A 6.250%, 4/15/29(1)	1,185	841
TransDigm UK Holdings plc 6.875%, 5/15/26	1,140	1,081
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	935	916
		14,583

Information Technology—2.6%
Elastic N.V. 144A 4.125%, 7/15/29(1)	815	644
Fair Isaac Corp. 144A 5.250%, 5/15/26(1)	370	351
Global Payments, Inc. 4.950%, 8/15/27	1,015	967
NCR Corp. 144A 5.125%, 4/15/29(1)	485	364
Seagate HDD Cayman 5.750%, 12/1/34	437	347
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	470	378
Viasat, Inc. 144A 5.625%, 4/15/27(1)	740	616
		3,667

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Materials—3.6%
Allegheny Ludlum LLC 6.950%, 12/15/25	$ 323	$ 317
Avient Corp. 144A 7.125%, 8/1/30(1)	223	206
Ball Corp. 3.125%, 9/15/31	190	143
Freeport-McMoRan, Inc. 5.450%, 3/15/43	160	133
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	800	643
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	1,450	1,280
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	1,445	1,279
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	884	754
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	241	234
		4,989

Real Estate—2.4%
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	1,442	1,304
144A 4.500%, 4/1/27(1)	1,000	820
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	920	757
Necessity Retail REIT, Inc.(The) 144A 4.500%, 9/30/28(1)	685	510
		3,391

Utilities—1.6%
NRG Energy, Inc.
144A 3.750%, 6/15/24(1)	327	314
144A 5.250%, 6/15/29(1)	445	390
PG&E Corp.
5.000%, 7/1/28	590	507
5.250%, 7/1/30	343	292
Vistra Operations Co. LLC 144A 5.625%, 2/15/27(1)	835	782
		2,285

Total Corporate Bonds and Notes (Identified Cost $146,443)		126,405

Leveraged Loans—0.9%
Aerospace—0.9%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(5)	1,283	1,285
Total Leveraged Loans (Identified Cost $1,350)		1,285

	Shares	Value
Common Stocks—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	159	$ 3
Total Common Stocks (Identified Cost $1)		3

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	3,898	—(7)
SandRidge Energy, Inc.(6)	1,641	—(7)
		—(7)

Total Warrants (Identified Cost $—)		—(7)

Total Long-Term Investments—90.8% (Identified Cost $148,355)		128,095

Short-Term Investment—6.7%
Money Market Mutual Fund—6.7%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(8)	9,479,949	9,480
Total Short-Term Investment (Identified Cost $9,480)		9,480

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(8)(9)	1,354,662	1,355
Total Securities Lending Collateral (Identified Cost $1,355)		1,355

TOTAL INVESTMENTS—98.5% (Identified Cost $159,190)		$138,930
Other assets and liabilities, net—1.5%		2,166
NET ASSETS—100.0%		$141,096

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $105,916 or 75.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	PIK. The first payment of cash and/or principal will be made after September 30, 2022.

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
(5)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Non-income producing.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	88%
Netherlands	3
Bermuda	2
France	1
Cayman Islands	1
United Kingdom	1
Panama	1
Other	3
Total	100%
† % of total investments as of September 30, 2022.

The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$126,405	$—	$126,405
Leveraged Loans	1,285	—	1,285
Convertible Bonds and Notes	402	—	402
Equity Securities:
Common Stocks	3	3	—
Warrants	—(1)	—(1)	—
Money Market Mutual Fund	9,480	9,480	—
Securities Lending Collateral	1,355	1,355	—
Total Investments	$138,930	$10,838	$128,092

(1)	Amount is less than $500.
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.